Risk Management (Details) - Schedule of breakdown by maturity - Liquidity Risk [Member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	$ 1,780,050
Up to 1 month [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	208,577
Between 1 and 3 months [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	343,177
Between 3 and 12 months [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	857,363
More than 5 years [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	6,620
Between 1 and 5 years [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	364,312
Obligations under repurchase agreements [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	969,808	$ 380,055
Obligations under repurchase agreements [Member] | Demand [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities
Obligations under repurchase agreements [Member] | Up to 1 month [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	969,808	380,055
Obligations under repurchase agreements [Member] | Between 1 and 3 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities
Obligations under repurchase agreements [Member] | Between 3 and 12 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities
Obligations under repurchase agreements [Member] | Subtotal up to 1 year [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	969,808	380,055
Obligations under repurchase agreements [Member] | Between 1 and 3 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities
Obligations under repurchase agreements [Member] | Between 3 and 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities
Obligations under repurchase agreements [Member] | More than 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities
Obligations under repurchase agreements [Member] | Due Within 1 Year [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities
Checking accounts, time deposits and other time liabilities [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	25,504,315	23,490,249
Checking accounts, time deposits and other time liabilities [Member] | Demand [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	15,082,442	10,439,705
Checking accounts, time deposits and other time liabilities [Member] | Up to 1 month [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	5,843,682	5,184,567
Checking accounts, time deposits and other time liabilities [Member] | Between 1 and 3 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	2,912,985	4,905,414
Checking accounts, time deposits and other time liabilities [Member] | Between 3 and 12 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	1,434,246	2,417,703
Checking accounts, time deposits and other time liabilities [Member] | Subtotal up to 1 year [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	25,273,355	22,947,389
Checking accounts, time deposits and other time liabilities [Member] | Between 1 and 3 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	163,053	357,856
Checking accounts, time deposits and other time liabilities [Member] | Between 3 and 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	44,384	163,121
Checking accounts, time deposits and other time liabilities [Member] | More than 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	23,523	21,883
Checking accounts, time deposits and other time liabilities [Member] | Due Within 1 Year [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	230,960	542,860
Financial Derivatives Contracts [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	9,018,660	7,390,654
Financial Derivatives Contracts [Member] | Demand [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities
Financial Derivatives Contracts [Member] | Up to 1 month [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	386,690	422,749
Financial Derivatives Contracts [Member] | Between 1 and 3 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	445,376	427,825
Financial Derivatives Contracts [Member] | Between 3 and 12 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	931,358	951,684
Financial Derivatives Contracts [Member] | Subtotal up to 1 year [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	1,763,424	1,802,258
Financial Derivatives Contracts [Member] | Between 1 and 3 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	1,552,482	1,253,280
Financial Derivatives Contracts [Member] | Between 3 and 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	1,708,509	1,180,948
Financial Derivatives Contracts [Member] | More than 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	3,994,245	3,154,168
Financial Derivatives Contracts [Member] | Due Within 1 Year [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	7,255,236	5,588,396
Interbank Borrowings [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	6,328,599	2,519,818
Interbank Borrowings [Member] | Demand [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	16,832	94
Interbank Borrowings [Member] | Up to 1 month [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	238,414	363,560
Interbank Borrowings [Member] | Between 1 and 3 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	222,992	624,167
Interbank Borrowings [Member] | Between 3 and 12 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	855,434	1,141,824
Interbank Borrowings [Member] | Subtotal up to 1 year [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	1,333,672	2,129,645
Interbank Borrowings [Member] | Between 1 and 3 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	1,140,426	387,936
Interbank Borrowings [Member] | Between 3 and 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	3,854,501	2,237
Interbank Borrowings [Member] | More than 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities
Interbank Borrowings [Member] | Due Within 1 Year [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	4,994,927	390,173
Issue debt instruments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	8,204,177	9,500,723
Issue debt instruments [Member] | Demand [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities
Issue debt instruments [Member] | Up to 1 month [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	344,732	285,159
Issue debt instruments [Member] | Between 1 and 3 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	447,117	759,519
Issue debt instruments [Member] | Between 3 and 12 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	343,156	1,044,674
Issue debt instruments [Member] | Subtotal up to 1 year [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	1,135,005	2,089,352
Issue debt instruments [Member] | Between 1 and 3 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	1,813,341	2,394,850
Issue debt instruments [Member] | Between 3 and 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	2,499,560	2,042,292
Issue debt instruments [Member] | More than 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	2,756,271	2,974,229
Issue debt instruments [Member] | Due Within 1 Year [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	7,069,172	7,411,371
Lease liabilities [member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	184,318	158,494
Lease liabilities [member] | Demand [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	144,478
Lease liabilities [member] | Up to 1 month [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	38,148
Lease liabilities [member] | Between 1 and 3 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	1,375
Lease liabilities [member] | Between 3 and 12 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	27	26,061
Lease liabilities [member] | Subtotal up to 1 year [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	184,028	26,061
Lease liabilities [member] | Between 1 and 3 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	89	45,978
Lease liabilities [member] | Between 3 and 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	105	36,393
Lease liabilities [member] | More than 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	96	50,062
Lease liabilities [member] | Due Within 1 Year [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	290	132,433
Other financial liabilities [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	149,585	226,358
Other financial liabilities [Member] | Demand [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities		161,021
Other financial liabilities [Member] | Up to 1 month [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities		5,155
Other financial liabilities [Member] | Between 1 and 3 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities		30,969
Other financial liabilities [Member] | Between 3 and 12 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	25,526	28,888
Other financial liabilities [Member] | Subtotal up to 1 year [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	25,526	226,033
Other financial liabilities [Member] | Between 1 and 3 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	44,933	83
Other financial liabilities [Member] | Between 3 and 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	35,679	99
Other financial liabilities [Member] | More than 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	43,447	143
Other financial liabilities [Member] | Due Within 1 Year [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	124,059	325
Total Financial Liabilities Before Interest Payment [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	50,359,462	43,666,351
Total Financial Liabilities Before Interest Payment [Member] | Demand [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	15,243,752	10,600,820
Total Financial Liabilities Before Interest Payment [Member] | Up to 1 month [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	7,821,474	6,641,245
Total Financial Liabilities Before Interest Payment [Member] | Between 1 and 3 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	4,029,845	6,747,894
Total Financial Liabilities Before Interest Payment [Member] | Between 3 and 12 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	3,589,746	5,610,834
Total Financial Liabilities Before Interest Payment [Member] | Subtotal up to 1 year [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	30,684,818	29,600,793
Total Financial Liabilities Before Interest Payment [Member] | Between 1 and 3 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	4,714,324	4,439,983
Total Financial Liabilities Before Interest Payment [Member] | Between 3 and 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	8,142,738	3,425,090
Total Financial Liabilities Before Interest Payment [Member] | More than 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	6,817,583	6,200,485
Total Financial Liabilities Before Interest Payment [Member] | Due Within 1 Year [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	19,674,644	14,065,558
Contractual Interest Payments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	727,413	8,630,173
Contractual Interest Payments [Member] | Demand [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	86,195	10,473
Contractual Interest Payments [Member] | Up to 1 month [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	18,938	148,731
Contractual Interest Payments [Member] | Between 1 and 3 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	72,710	267,994
Contractual Interest Payments [Member] | Between 3 and 12 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	242,462	1,727,401
Contractual Interest Payments [Member] | Subtotal up to 1 year [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	420,305	2,154,599
Contractual Interest Payments [Member] | Between 1 and 3 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	143,531	1,720,990
Contractual Interest Payments [Member] | Between 3 and 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	137,902	1,653,500
Contractual Interest Payments [Member] | More than 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	25,676	3,101,084
Contractual Interest Payments [Member] | Due Within 1 Year [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	307,109	6,475,574
Total Financial Liabilities After Interest Payment [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	51,086,875	52,296,524
Total Financial Liabilities After Interest Payment [Member] | Demand [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	15,329,947	10,611,293
Total Financial Liabilities After Interest Payment [Member] | Up to 1 month [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	7,840,412	6,789,976
Total Financial Liabilities After Interest Payment [Member] | Between 1 and 3 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	4,102,555	7,015,888
Total Financial Liabilities After Interest Payment [Member] | Between 3 and 12 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	3,832,208	7,338,235
Total Financial Liabilities After Interest Payment [Member] | Subtotal up to 1 year [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	31,105,122	31,755,392
Total Financial Liabilities After Interest Payment [Member] | Between 1 and 3 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	4,857,855	6,160,973
Total Financial Liabilities After Interest Payment [Member] | Between 3 and 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	8,280,640	5,078,590
Total Financial Liabilities After Interest Payment [Member] | More than 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	6,843,258	9,301,569
Total Financial Liabilities After Interest Payment [Member] | Due Within 1 Year [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	19,981,753	20,541,132
Performance guarantee [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	1,090,643	1,923,022
Performance guarantee [Member] | Up to 1 month [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	114,653	144,364
Performance guarantee [Member] | Between 1 and 3 months [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	181,399	544,370
Performance guarantee [Member] | Between 3 and 12 months [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	437,835	899,437
Performance guarantee [Member] | More than 5 years [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	6,620	22,292
Performance guarantee [Member] | Between 1 and 5 years [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	350,136	312,559
Confirmed foreign letters of credit [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	82,779	70,192
Confirmed foreign letters of credit [Member] | Up to 1 month [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	18,247	25,491
Confirmed foreign letters of credit [Member] | Between 1 and 3 months [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	48,056	1,808
Confirmed foreign letters of credit [Member] | Between 3 and 12 months [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	16,163	11,306
Confirmed foreign letters of credit [Member] | More than 5 years [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities
Confirmed foreign letters of credit [Member] | Between 1 and 5 years [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	313	31,587
Letters of credit issued [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	165,119	135,266
Letters of credit issued [Member] | Up to 1 month [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	42,089	30,555
Letters of credit issued [Member] | Between 1 and 3 months [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	83,764	348
Letters of credit issued [Member] | Between 3 and 12 months [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	36,201	33,439
Letters of credit issued [Member] | More than 5 years [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities
Letters of credit issued [Member] | Between 1 and 5 years [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	3,065	70,924
Pledges and other commercial commitments [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	441,508	451,751
Pledges and other commercial commitments [Member] | Up to 1 month [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	33,588	30,357
Pledges and other commercial commitments [Member] | Between 1 and 3 months [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	29,958	9,009
Pledges and other commercial commitments [Member] | Between 3 and 12 months [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	367,164	317,824
Pledges and other commercial commitments [Member] | More than 5 years [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities
Pledges and other commercial commitments [Member] | Between 1 and 5 years [Member] | Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities	$ 10,798	94,561
Other Commercial Commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities		2,580,231
Other Commercial Commitments [Member] | Up to 1 month [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities		230,767
Other Commercial Commitments [Member] | Between 1 and 3 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities		555,535
Other Commercial Commitments [Member] | Between 3 and 12 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities		1,262,006
Other Commercial Commitments [Member] | More than 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities		22,292
Other Commercial Commitments [Member] | Between 1 and 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Financial liabilities		$ 509,631